Profit Appropriation (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) fund
Profit Appropriation
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion | fund	2
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund (as a percent)	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds (as a percent)	50.00%
Restricted net assets | $	$ 355.8
Percent of restricted net assets of total consolidated net assets (as a percent)	13.00%